Property, Plant and Equipment	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Property, Plant and Equipment

B.2. PROPERTY, PLANT AND EQUIPMENT
The table below sets forth acquisitions and capitalized interest by operating segment for the first half of 2020:

(€ million)	June 30, 2020	December 31, 2019
Acquisitions	389	1,261
Pharmaceuticals	234	846
Industrial facilities	196	682
Research sites	37	87
Other	1	77
Vaccines	128	405
Consumer Healthcare	27	10
Capitalized interest	6	14
Firm orders for property, plant and equipment stood at €535 million as of June 30, 2020